STOCK-BASED COMPENSATION (Schedule of Stock Option Activity for Subsidiary) (Details) - Subsidiary [Member]	12 Months Ended
Dec. 31, 2019 $ / shares shares
Number of options
Options Outstanding, Beginning Balance | shares	290,500
Options Granted | shares
Options Exercised | shares
Forfeited | shares	90,000
Options Outstanding, Ending Balance | shares	200,500
Options Exercisable at end of period | shares	156,625
Stock Option, Weighted Average Exercise Price
Options Outstanding, Beginning Balance | $ / shares	$ 0.01
Options Granted | $ / shares
Options Exercised | $ / shares
Forfeited | $ / shares
Options Outstanding, Ending Balance | $ / shares	0.01
Options Exercisable at end of period | $ / shares	$ 0.01
Stock Option, Additional Disclosures
Weighted Average Remaining Contractual Term	7 years 6 months
Weighted Average Remaining Contractual Term. Exercisable	7 years 6 months